CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Parent’s ownership interest	Share capital	Other equity	Treasury shares	Total other reserve	Currency translation reserve	Cash flow hedging reserve	Gains (Losses) from changes in the time value of the options	Actuarial gains or losses on defined benefit plans reserve	Shares based payments reserve	Other sundry reserve	Retained earnings/(losses)	Non- controlling interest
Opening balance at Dec. 31, 2022	$ 30,721	$ 42,278	$ 13,298,486	$ 39	$ (178)	$ (5,754,173)	$ (3,805,560)	$ 36,542	$ (21,622)	$ (28,117)	$ 37,235	$ (1,972,651)	$ (7,501,896)	$ (11,557)
Changes in equity [abstract]
Net income/(loss) for the period	581,550	581,831											581,831	(281)
Other comprehensive income (loss)	(53,521)	(66,144)				(66,144)	(25,051)	(75,220)	54,569	(20,442)				12,623
Total comprehensive income (loss)	528,029	515,687				(66,144)	(25,051)	(75,220)	54,569	(20,442)			581,831	12,342
Dividends	(174,549)	(174,549)											(174,549)
Increase for other contributions from the owners	3,000	3,000		17,401		(14,401)						(14,401)
Increase (decrease) through transfers and other changes, equity	51,074	63,886	(8,294,952)	(17,401)	178	817,036						817,036	7,559,025	(12,812)
Total transactions with shareholders	(120,475)	(107,663)	(8,294,952)	0	178	802,635						802,635	7,384,476	(12,812)
Closing balance at Dec. 31, 2023	438,275	450,302	5,003,534	39	0	(5,017,682)	(3,830,611)	(38,678)	32,947	(48,559)	37,235	(1,170,016)	464,411	(12,027)
Changes in equity [abstract]
Net income/(loss) for the period	977,445	976,972											976,972	473
Other comprehensive income (loss)	(411,567)	(411,425)				(411,425)	(379,049)	(14,218)	2,697	(20,855)				(142)
Total comprehensive income (loss)	565,878	565,547				(411,425)	(379,049)	(14,218)	2,697	(20,855)			976,972	331
Dividends	(293,092)	(293,092)											(293,092)
Increase (decrease) through transfers and other changes, equity	268	510				510						510	0	(242)
Total transactions with shareholders	(292,824)	(292,582)				510						510	(293,092)	(242)
Closing balance at Dec. 31, 2024	711,329	723,267	5,003,534	39	0	(5,428,597)	(4,209,660)	(52,896)	35,644	(69,414)	37,235	(1,169,506)	1,148,291	(11,938)
Changes in equity [abstract]
Net income/(loss) for the period	1,463,561	1,459,984											1,459,984	3,577
Other comprehensive income (loss)	205,540	205,267				205,267	218,266	(6,244)	9,795	(16,550)				273
Total comprehensive income (loss)	1,669,101	1,665,251				205,267	218,266	(6,244)	9,795	(16,550)			1,459,984	3,850
Dividends	(437,995)	(437,995)											(437,995)
Increase (decrease) by transaction with treasury shares in portfolio	0	0	(585,424)		585,424
Increase (decrease) through transfers and other changes, equity	(605,233)	(604,929)			(585,424)	(19,505)						(19,505)	0	(304)
Total transactions with shareholders	(1,043,228)	(1,042,924)	(585,424)		0	(19,505)						(19,505)	(437,995)	(304)
Closing balance at Dec. 31, 2025	$ 1,337,202	$ 1,345,594	$ 4,418,110	$ 39	$ 0	$ (5,242,835)	$ (3,991,394)	$ (59,140)	$ 45,439	$ (85,964)	$ 37,235	$ (1,189,011)	$ 2,170,280	$ (8,392)